WARRANTS LIABILITY (Details)			9 Months Ended		12 Months Ended
	May 20, 2015 $ / shares shares	Apr. 23, 2014 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Feb. 16, 2021 $ / shares	Jun. 29, 2010 $ / shares shares
Class of Warrant or Right [Line Items]
Change in fair value of warrants | $			$ 3,191,000	$ 51,000	$ 86,000	$ 24,000
Series A preferred stocks | Loan And Security Agreement
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares) | shares								165,654
Preference shares, par value (in dollars per share)								$ 0.001
Warrant, conversion ratio								1
Exercise price per share (in dollars per share)								$ 0.3622
Series C preferred stocks | TPC loan agreement
Class of Warrant or Right [Line Items]
Expiration term of warrant (in years)	7 years	7 years
Number of securities called by each warrant (in shares) | shares	80,645	162,409
Preference shares, par value (in dollars per share)	$ 0.001	$ 0.001
Exercise price per share (in dollars per share)	$ 1.339	$ 1.339
Exercisable, term, based on IPO date (in years)	5 years	5 years
Series C preferred stocks | TPC loan agreement | Minimum
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)	$ 0.938	$ 0.938
ION Acquisition Corp 2 LTD
Class of Warrant or Right [Line Items]
Exercisable term from closing of business combination			30 days		30 days
Exercisable term, from closing Of public offering			1 year		1 year
Expiration term of warrant (in years)			5 years		5 years
Threshold period for filling registration statement after business combination			20 days
Percentage of gross proceeds on total equity proceeds			60.00%		60.00%
Volume weighted average trading price, term			10 days		10 days
Adjustment of exercise price of warrants as a percent, based on market value			115.00%
Adjustment of redemption price of warrants as a percent based on market value			180.00%
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination			30 days
Preference shares, par value (in dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Change in fair value of warrants | $			$ (425,349)
ION Acquisition Corp 2 LTD | Class A ordinary shares
Class of Warrant or Right [Line Items]
Initial public offering per share (in dollars per share)							$ 11.50
Maximum equity issuance price for business combination (usd per share)			$ 9.20		9.20
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Warrant or Right [Line Items]
Redemption of warrants, reference price (in dollars per share)			18.00		18.00
Redemption price of warrants (in dollars per share)			$ 0.01		$ 0.01
Number of consecutive trading days			30 days
Initial public offering per share (in dollars per share)			$ 18.00
Redemption of warrants, threshold trading days			20 days		20 days
Minimum threshold written notice period for redemption of warrants			30 days		30 days
ION Acquisition Corp 2 LTD | Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Warrant or Right [Line Items]
Redemption of warrants, reference price (in dollars per share)			$ 10.00		$ 10.00
Redemption price of warrants (in dollars per share)			$ 0.10		$ 0.10
Number of consecutive trading days			30 days
Initial public offering per share (in dollars per share)			$ 10.00
Redemption of warrants, threshold trading days			20 days		20 days
Minimum threshold written notice period for redemption of warrants			30 days		30 days